CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock shares authorized	[1]	500,000,000	500,000,000
Common stock shares issued		169,397,030	165,387,098
Common stock shares outstanding		169,397,030	165,387,098
Common stock value		$ 0	$ 0

[1]	Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.